Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
Share-Based Compensation
On April 11, 2011, the Company’s stockholders approved the 2011 Equity Incentive Plan (“2011 Plan”), and most recently amended the 2011 Plan on April 10, 2019. The 2011 Plan was amended, restated and re-named the 2018 Equity Incentive Plan (“2018 Plan”), which became effective as of April 30, 2019, the day prior to the effectiveness of the registration statement filed in connection with the IPO. The remaining shares available for issuance under the 2011 Plan were added to the shares reserved for issuance under the 2018 Plan.
The 2018 Plan provides for the grant of stock options (including incentive stock options and non-qualified stock options), stock appreciation rights, restricted stock, RSUs, performance units, and performance shares to the Company’s employees, directors, and consultants. The maximum aggregate number of shares that may be issued under the 2018 Plan is 14,482,356 shares of the Company’s common stock. In addition, the number of shares reserved for issuance under the 2018 Plan will be increased automatically on the first day of each fiscal year beginning with the 2020 fiscal year, by a number equal to the least of: (i) 2,144,521 shares; (ii) 4.0% of the shares of common stock outstanding on the last day of the prior fiscal year; or (iii) such number of shares determined by the Company’s Board of Directors.
The 2018 Plan may be amended, suspended or terminated by the Company’s Board of Directors at any time, provided such action does not impair the existing rights of any participant, subject to stockholder approval of any amendment to the 2018 Plan as required by applicable law or listing requirements. Unless sooner terminated by the Company’s Board of Directors, the 2018 Plan will automatically terminate on November 14, 2028.
The following grants were made pursuant to the 2018 Plan in the six months ended June 29, 2019: (i) options to purchase 264,033 shares of common stock were granted to certain employees on April 3, 2019, having an exercise price of $20.02 per share, (ii) options to purchase (A) 1,000,000 shares of common stock were granted to executive officers on April 18, 2019, (B) 48,999 shares of common stock were granted to certain employees on April 29, 2019, and (C) 50,000 shares of common stock were granted to certain executive officers on May 1, 2019, in each case to be effective upon and subject to the effectiveness of the registration statement relating to the Company’s IPO and having an exercise price equal to the IPO price of $25.00 per share, (iii) awards covering 99,433 shares of restricted stock were granted to nonemployees on April 18, 2019 at a purchase price of $0.01 per share to be issued upon payment of the purchase price, (iv) an option to purchase 125,000 shares of common stock was granted to an executive officer on June 10, 2019, having an exercise price of $168.10 per share, and (v) 70,360 RSUs with a grant date fair value of $168.10 were granted to certain employees on June 10, 2019.
As of June 29, 2019 and December 31, 2018, there were 6,245,103 and 5,120,293 shares, respectively, issuable under stock options outstanding, 70,360 and 0 shares, respectively, issuable under RSUs outstanding, 4,705,766 and 4,335,331 shares, respectively, issued for stock option exercises and restricted stock grants, and 3,437,794 and 6,859 shares, respectively, available for grants under the 2018 Plan.
Stock Options
Option grants in the six months ended June 29, 2019 vest 25% of the total award on the first anniversary of the vesting commencement date, and thereafter ratably vesting monthly over the remaining three-year period.
The following table summarizes the Company’s stock option activity during the six months ended June 29, 2019:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)(1)
Outstanding at December 31, 2018	5,120,293	$3.13	7.3	$81,371
Granted	1,488,032	$36.14	—	$—
Exercised	(294,335)	$1.81	—	$7,328
Cancelled/Forfeited	(68,887)	$7.02	—	$—
Outstanding at June 29, 2019	6,245,103	$11.01	7.5	$935,616
Vested and exercisable at June 29, 2019	3,091,340	$1.26	5.8	$492,807
Vested and expected to vest at June 29, 2019	4,419,185	$5.48	6.7	$686,118
___________________

(1)
Aggregate intrinsic value is calculated as the difference between the value of common stock on the transaction date and the exercise price multiplied by the number of shares issuable under the stock option.

During the three months ended June 29, 2019 and June 30, 2018, the Company recorded in aggregate $1.2 million and $0.5 million, respectively, of share-based compensation expense related to options issued to employees and nonemployees. During the six months ended June 29, 2019 and June 30, 2018, the Company recorded in aggregate $1.8 million and $0.7 million, respectively, of share-based compensation expense related to options issued to employees and nonemployees. The share-based compensation expense is included in cost of goods sold and SG&A expenses in the Company’s condensed statements of operations.
As of June 29, 2019 and December 31, 2018, there was $9.5 million and $2.4 million in unrecognized compensation expense related to nonvested stock option awards which is expected to be recognized over 3.5 years and 2.9 years, respectively.
Restricted Stock Units
RSU grants in the six months ended June 29, 2019 vest 25% of the total award on the first anniversary of the grant date, and thereafter ratably vesting quarterly over the remaining three years of the award.
The following table summarizes the Company’s RSU activity during the six months ended June 29, 2019:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Unvested at January 1, 2019	—	$—
Granted	70,360	$168.10
Unvested at June 29, 2019	70,360	$168.10

During the three months ended June 29, 2019 and June 30, 2018, the Company recorded in aggregate $89,000 and $0, respectively, of share-based compensation expense related to RSUs granted to employees. During the six months ended June 29, 2019 and June 30, 2018, the Company recorded in aggregate $89,000 and $0, respectively, of share-based compensation expense related to RSUs granted to employees. The share-based compensation expense is included in cost of goods sold and SG&A expenses in the Company’s condensed statements of operations.
As of June 29, 2019 and December 31, 2018, there was $2.9 million and $0 in unrecognized compensation expense related to nonvested RSUs which is expected to be recognized over 3.9 years.
Restricted Stock to Nonemployees
In April 2019, the Company’s Board of Directors approved the issuance of 99,433 shares of restricted stock with a fair value of $20.02 per share and a purchase price of $0.01 per share to nonemployees serving as the Company’s brand ambassadors. The Company has the right to repurchase the unvested shares upon a voluntary or involuntary termination of a brand ambassador’s service; however, as shares vest monthly over 24 months, they are being released from the repurchase option (and all such shares will be released from the repurchase option by May 18, 2021).
In October 2018, the Company’s Board of Directors approved the issuance of 135,791 shares of restricted stock with a fair value of $17.03 per share and a purchase price of $0.02 per share to nonemployees serving as the Company’s brand ambassadors. The Company has the right to repurchase the unvested shares upon a voluntary or involuntary termination of a brand ambassador’s service; however, as shares vest monthly over 12 to 24 months, they are being released from the repurchase option (and all such shares will be released from the repurchase option by November 1, 2020).
The following table summarizes the Company’s restricted stock activity during the six months ended June 29, 2019:

	Number of Shares of Restricted Stock	Weighted Average Remaining Contractual Life (Years)	Weighted Average Grant Date Fair Value Per Share
Unvested at December 31, 2018	100,127	1.6	$17.03
Granted	99,433	—	$20.02
Vested/Released	(35,667)	—	$—
Unvested at June 29, 2019	163,893	1.8	$19.46

As of June 29, 2019, 140,560 shares of restricted stock had been purchased by nonemployee brand ambassadors which remained subject to vesting requirements and repurchase pursuant to restricted stock purchase agreements.
During the three and six months ended June 29, 2019, the Company recorded in aggregate $0.5 million and $0.8 million, respectively, of share-based compensation expense related to restricted stock issued to nonemployee brand ambassadors, which is included in SG&A expenses in the Company’s condensed statements of operations. During the three and six months ended June 30, 2018, the Company recorded no share-based compensation expense related to restricted stock issued to nonemployee brand ambassadors.
As of June 29, 2019, there was $3.0 million in unrecognized compensation expense related to nonvested restricted stock, which is expected to be recognized over 1.8 years.
Employee Stock Purchase Plan
On November 15, 2018, the Company’s Board of Directors adopted its 2018 Employee Stock Purchase Plan (“2018 ESPP”), which was subsequently approved by the Company’s stockholders and became effective on April 30, 2019, the day immediately prior to the effectiveness of the registration statement filed in connection with the IPO. The 2018 ESPP is intended to qualify as an “employee stock purchase plan” within the meaning of Section 423 of the Internal Revenue Code (the “Code”) for U.S. employees. In addition, the 2018 ESPP authorizes grants of purchase rights that do not comply with Section 423 of the Code under a separate non-423 component for non-U.S. employees and certain non-U.S. service providers. The Company has reserved 804,195 shares of common stock for issuance under the 2018 ESPP. In addition, the number of shares reserved for issuance under the 2018 ESPP will be increased automatically on the first day of each fiscal year for a period of up to ten years, starting with the 2020 fiscal year, by a number equal to the least of: (i) 536,130 shares; (ii) 1% of the shares of common stock outstanding on the last day of the prior fiscal year; or (iii) such lesser number of shares determined by the Company’s Board of Directors. The 2018 ESPP is expected to be implemented through a series of offerings under which participants are granted purchase rights to purchase shares of the Company’s common stock on specified dates during such offerings. The administrator has not yet approved an offering under the 2018 ESPP.

Share-Based Compensation
On April 11, 2011, the Company’s stockholders approved the 2011 Equity Incentive Plan, or the 2011 Plan, and most recently amended the 2011 Plan on March 8, 2018. The Plan provides for the grant of stock options (including incentive stock options and non-qualified stock options), stock appreciation rights, restricted stock and restricted stock unit awards to eligible participants. Eligible participants are employees, directors and consultants. As of December 31, 2018, the Plan authorized the issuance of 9,462,455 shares of common stock.
The Plan is administered by the Board or another Board committee or subcommittee, as may be determined by the Board from time to time (subject to limitations that may be imposed under Section 409A of the Code). The administrator of the Plan or the Administrator or its delegatee will have the authority to determine which eligible persons receive awards and to set the terms and conditions applicable to awards within the confines of the Plan’s terms. The Administrator will have the authority to make all determinations and interpretations under, and adopt rules and guidelines for the administration of, the Plan.
The Plan contains provisions with respect to payment of exercise or purchase prices, vesting and expiration of awards, adjustments and treatment of awards upon certain corporate transactions, including stock splits, recapitalizations and mergers, transferability of awards and tax withholding requirements.
The Plan may be amended or terminated by the Board at any time, subject to certain limitations requiring stockholder consent or the consent of the applicable participant. In addition, the Administrator may not, without the approval of the Company’s stockholders, authorize certain re-pricing of any outstanding stock options or stock appreciation rights granted under the Plan. The board of directors may suspend or terminate the Plan at any time. Unless sooner terminated by the board of directors, the Plan shall automatically terminate on April 7, 2021.
As of December 31, 2017 and 2018, there were 4,207,029 and 5,120,293 shares, respectively, issuable under stock options outstanding, 3,059,578 and 4,335,331 shares, respectively, issued for stock options exercises and restricted stock grants, and 1,279,929 and 6,859 shares, respectively, available for grant.
Stock Options
For the periods presented, the fair value of options was estimated using the Black-Scholes option-pricing model with the following assumptions:

	Year Ended December 31,
	2016	2017	2018
Risk-free interest rate	1.6%	2.0%	2.8%
Average expected term (years)	5.6	5.9	5.8
Expected volatility	55.0%	55.0%	55.0%
Dividend yield	—	—	—

•
Risk-Free Interest Rate—The yield on actively traded non-inflation indexed US Treasury notes with the same maturity as the expected term of the underlying options was used as the average risk-free interest rate.

•
Expected Term—The expected term of options granted to employees during the years ended December 31, 2016, 2017 and 2018, was determined based on management’s expectations of the options granted, which are expected to remain outstanding. The expected term for options granted to nonemployees is equal to the remaining contractual life of the options.

•
Expected Volatility—As the Company is a private entity, there is not a substantive share price history to calculate volatility and, as such, the Company has elected to use an approximation based on the volatility of other comparable public companies, which compete directly with the Company, over the expected term of the options.

•	Dividend Yield—The Company has not issued regular dividends on common shares in the past nor does the Company expect to issue dividends in the future.
Forfeiture Rate—The Company estimates the forfeiture rate at the time of grant based on past awards canceled, the number of awards granted, and vesting terms and adjusted, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The cumulative effect on current and prior periods of a change in the estimated number of awards likely to vest is recognized in compensation cost in the period of the change.
The Plan generally provides that the Board of Directors may set the vesting schedule applicable to grants approved under the 2011 Plan. Option grants approved under the 2011 Plan typically vest 25% of the total award on the first anniversary of the grant date, and thereafter ratably monthly vesting over the remaining three years of the award. The Company has not granted equity awards with performance-based vesting conditions.
Options granted in the year ended December 31, 2018 and prior have a variety of different vesting schedules and have a contractual life of 10 years.
The following table summarizes the Company’s stock option activity during the period from December 31, 2015 through December 31, 2018:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2015	5,114,597	$0.81	8.7	$679
Granted	1,674,141	$0.95	—	—
Exercised	(793,854)	$0.87	—	—
Cancelled/Forfeited	(1,115,034)	$0.90	—	—
Outstanding at December 31, 2016	4,879,850	$0.83	8.2	$3,557
Granted	382,476	$1.56	—	—
Exercised	(446,201)	$0.85	—	—
Cancelled/Forfeited	(609,096)	$0.97	—	—
Outstanding at December 31, 2017	4,207,029	$0.88	7.2	$8,936
Granted	2,136,012	$6.49	—	—
Exercised	(1,139,962)	$1.20	—	—
Cancelled/Forfeited	(82,786)	$2.03	—	—
Outstanding at December 31, 2018	5,120,293	$3.13	7.3	$81,371
Vested and exercisable at December 31, 2018	2,860,767	$1.03	6.0	$51,453
Vested and expected to vest at December 31, 2018	3,976,569	$2.01	6.7	$67,624

During the fiscal years 2016, 2017 and 2018, the Company recorded in aggregate $0.7 million, $0.5 million and $1.5 million, respectively, of share-based compensation expense related to options issued to employees and nonemployees. The share-based compensation is included in cost of goods sold and SG&A expenses in the Company’s statements of operations.
As of December 31, 2017 and 2018, there was $0.5 million and $2.4 million in unrecognized compensation expense related to nonvested share-based compensation arrangements, which is expected to be recognized over 1.7 years and 2.9 years, respectively.
Restricted Stock to Nonemployees
In October 2018, the Company’s Board of Directors approved the issuance of 135,791 shares of restricted stock with a fair value of $17.03 per share and a purchase price of $0.02 per share to nonemployees serving as the Company’s brand ambassadors. The Company has the right to repurchase the unvested shares upon a voluntary or involuntary termination of a brand ambassador’s service; however, as shares vest monthly over 12 to 24 months, they are being released from the repurchase option (and all such shares will be released from the repurchase option by November 1, 2020). The Company determined the fair value of the restricted stock award on the date of grant and remeasured the fair value as of December 31, 2018.
The following table summarizes the Company’s restricted stock activity:

	Number of Shares of Restricted Stock	Weighted Average Remaining Contractual Life (Years)	Weighted Average Grant Date Fair Value Per Share
Outstanding at December 31, 2017	—	—	$—
Granted	135,791	—	$17.03
Vested/Released	(35,664)	—	$17.03
Cancelled/Forfeited	—	—	$—
Outstanding at December 31, 2018	100,127	1.6	$17.03

During the fiscal year 2018, the Company recorded in aggregate $0.7 million in share-based compensation expense related to restricted stock issued to nonemployee brand ambassadors, which is included in SG&A expenses in the Company’s statements of operations.
As of December 31, 2018, there was $1.6 million in unrecognized compensation expense related to nonvested restricted stock, which is expected to be recognized over 1.6 years.
Restricted Stock and Loans to Related Parties
In December 2015, the Company’s Board of Directors approved the issuance of 1,006,658 shares of restricted stock to nonemployee board members. The Company had the option of repurchasing the shares; however, as shares vest monthly over 36 months, they were being released from the repurchase option (and all such shares were released from the repurchase option by November 1, 2018). In connection with the issuance and for value received, the nonemployee board members entered into promissory notes to pay the Company the principal sum of $951,245 with interest at a fixed rate of 1.68% per annum, compounded annually, on the unpaid balance of such principal sum. The promissory notes are secured by a pledge of the common stock issued to the nonemployee board members. The loans are classified as a reduction to stockholders’ deficit in the accompanying balance sheets. In determining the accounting for the promissory notes, management evaluated the legal provisions of the promissory notes as well as the Company’s intent to fully collect on the outstanding note amounts. The Company collected on the promissory notes in their entirety in July 2018.
Common Stock Repurchase
In July 2018, the Company repurchased 48,909 shares of common stock from one of its individual investors at a negotiated price of $10.50 per share, as adjusted to give effect to the reverse stock split described in Note 2.